Label	Element	Value
MFS Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000719269_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is November 28, 2017. For Certain MFS® Funds
Risk/Return [Heading]	rr_RiskReturnHeading	MFS Government Securities Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the following sentence is added to the first paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" and to the first paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Investment Objective, Strategies, and Risks":

MFS may also invest the fund's assets in other debt instruments.